Annual Total Returns - Fidelity® California Limited Term Tax-Free Bond Fund [BarChart] - 02.28 Fidelity California Limited Term Tax-Free Bond Fund PRO-07 - Fidelity® California Limited Term Tax-Free Bond Fund - Fidelity California Limited Term Tax-Free Bond Fund-Default
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	4.74%
Annual Return 2012	2.44%
Annual Return 2013	0.30%
Annual Return 2014	3.25%
Annual Return 2015	1.70%
Annual Return 2016	(0.46%)
Annual Return 2017	2.27%
Annual Return 2018	1.26%
Annual Return 2019	4.07%
Annual Return 2020	2.93%